Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (861,470)	€ (238,905)
Current Portion	(222,427)	(195,341)
Non-current Portion	(639,043)	(43,564)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (861,470)	€ (238,905)